CAPITAL (Tables)	12 Months Ended
Dec. 31, 2013
CAPITAL [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)

Accumulated Other Comprehensive Income (Loss) as of December 31, 2013 and 2012 was as follows (in thousands):

	2013	2012
Unrealized gains (losses) on available-for-sale securities without other-than-temporary impairment, net of tax	$(361)	$10,542
Unrealized losses on available-for-sale securities with other-than-temporary impairment, net of tax	-	(251)
Total accumulated other comprehensive income (loss)	$(361)	$10,291